Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued liabilities
Accrued payroll and related expenses	$ 6,686	$ 4,954
Accrued operating expenses	1,545	754
Other accrued expenses	975	876
Total accrued liabilities	$ 9,206	$ 6,584